Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Right-of-Use Assets, Net

Operating lease right-of-use assets, net and operating lease liabilities consisted of the following:

	As of December 31,
	2024	2023
Operating lease right-of-use assets	10,393,154	11,372,614
Operating lease right-of-use assets – accumulated amortization	(4,971,918)	(4,434,132)
Operating lease right-of-use assets, net	5,421,236	6,938,482

Operating lease liabilities, current	2,060,022	2,172,368
Operating lease liabilities, non-current	3,911,466	5,255,281
Total operating lease liabilities	5,971,488	7,427,649

A summary of lease cost recognized in the Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Years Ended December 31,
	2024	2023
Operating leases cost excluding short-term rental expense	$2,437,633	$2,529,180
Short-term lease cost	355,098	98,935
Total	$2,792,731	$2,628,115

Schedule of Maturity of Lease Liabilities Under Operating Leases

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2024:

Operating Leases
For the years ending December 31,
2025	$2,299,231
2026	1,303,612
2027	588,220
2028	333,149
2029 and thereafter	2,794,794
Total lease payments	7,319,006
Less: imputed interest	1,347,518
Total	5,971,488
Less: current portion	2,060,022
Non-current portion	$3,911,466